UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		April 17, 2003

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$843,740

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      285     8600 SH       SOLE                                       8600
                                                               995    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    35735   722666 SH       SOLE                   409523            318433
                                                              2951    59684 SH       OTHER                                     59684
AUTOMATIC DATA                 COM              053015103    30930  1004566 SH       SOLE                   570921            439910
                                                              3435   111567 SH       OTHER                                    111567
AVON PRODUCTS, INC.            COM              054303102    25926   454455 SH       SOLE                   242095            218035
                                                              1230    21565 SH       OTHER                                     21565
BANK NEW YORK INC              COM              064057102    29683  1447990 SH       SOLE                   735703            722417
                                                              8311   405441 SH       OTHER                                    405441
BIOMET INC                     COM              090613100    30836  1006073 SH       SOLE                   602811            414612
                                                              2817    91929 SH       OTHER                                     91929
CINTAS CORP                    COM              172908105    30880   938617 SH       SOLE                   517001            429661
                                                              3093    94013 SH       OTHER                                     94013
COCA COLA                      COM              191216100      230     5700 SH       SOLE                                       5700
                                                               297     7355 SH       OTHER                                      7355
COLGATE PALMOLIVE CO           COM              194162103    40509   744119 SH       SOLE                   428150            321139
                                                              3894    71530 SH       OTHER                                     71530
CONCORD EFS INC                COM              206197105    17141  1823567 SH       SOLE                  1148631            693871
                                                              1031   109740 SH       OTHER                                    109740
COSTCO WHOLESALE CORP NEW      COM              22160K105    30173  1004791 SH       SOLE                   630991            383980
                                                              2459    81900 SH       OTHER                                     81900
CVS CORP                       COM              126650100    24775  1038799 SH       SOLE                   661704            389215
                                                              1713    71850 SH       OTHER                                     71850
DELL COMPUTER CORP             COM              247025109    35254  1290918 SH       SOLE                   782610            521792
                                                              2308    84530 SH       OTHER                                     84530
EMC CORP-MASS                  COM              268648102    16198  2240452 SH       SOLE                  1467272            797890
                                                               553    76490 SH       OTHER                                     76490
FISERV, INC.                   COM              337738108    31625  1004635 SH       SOLE                   568765            446330
                                                              1926    61205 SH       OTHER                                     61205
GENERAL ELECTRIC CO            COM              369604103    28786  1128899 SH       SOLE                   763129            374540
                                                              1870    73343 SH       OTHER                                     73343
HARLEY-DAVIDSON INC            COM              412822108    38490   969297 SH       SOLE                   500307            477225
                                                              3690    92942 SH       OTHER                                     92942
INTEL CORP                     COM              458140100    28316  1739355 SH       SOLE                   940876            811738
                                                              4197   257838 SH       OTHER                                    257838
JOHNSON & JOHNSON              COM              478160104    39814   688003 SH       SOLE                   392812            302745
                                                              5362    92662 SH       OTHER                                     92662
MEDTRONIC INC                  COM              585055106    34373   761822 SH       SOLE                   410761            357663
                                                              3409    75571 SH       OTHER                                     75571
MERCK & CO INC                 COM              589331107    36502   666353 SH       SOLE                   363481            309146
                                                              4730    86361 SH       OTHER                                     86361
MICROSOFT CORP                 COM              594918104    47168  1948304 SH       SOLE                  1001187            963344
                                                              9508   392760 SH       OTHER                                    392760
MOLEX INC CL A                 COM              608554200    23927  1300428 SH       SOLE                   728376            585512
                                                              2049   111365 SH       OTHER                                    111365
OMNICOM GROUP INC              COM              681919106    27443   506623 SH       SOLE                   317770            193553
                                                              1351    24950 SH       OTHER                                     24950
PATTERSON DENTAL CO            COM              703412106    34741   756410 SH       SOLE                   396635            368705
                                                              2929    63780 SH       OTHER                                     63780
STATE STREET CORP              COM              857477103    26711   844484 SH       SOLE                   507964            344230
                                                              2236    70701 SH       OTHER                                     70701
WATERS CORP                    COM              941848103    17262   815789 SH       SOLE                   523804            301845
                                                              1654    78195 SH       OTHER                                     78195